U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2




     1. Name and  address of issuer:
                           Seligman Communications and Information Fund, Inc. 100 Park Avenue
                           New York, NY 10017


     2. Name of each series or class of funds for which this notice is filed:

                Seligman Communications and Information Fund Class A Seligman Communications and Information Fund Class D


     3. Investment Company Act File Number: 811-3596



        Securities Act File Number:                             2-80168


     4. Last day of fiscal year for which this notice is filed: 12/31/95




     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                [      ]



     6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:




     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:




     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:




     9. Number and aggregate sale price of securities sold during the fiscal year:

                                                SHARES          SALE PRICE
                                           117,896,482          2,757,465,345

                                        Page (2)


     10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                                SHARES          SALE PRICE
                                           117,896,482          2,757,465,345


     11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                                SHARES          SALE PRICE
                                             8,498,508          189,037,550


     12. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal
      year in reliance on rule 24f-2 (from Item 10):            $ 2,757,465,345

(ii) Aggregate price of shares issued in connection with
       dividend reinvestment plans (from Item 11):              +   189,037,550

(iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year (if applicable):                 -   840,765,045

(iv) Aggregate price of shares redeemed or repurchased
       and previously applied as a reduction to filing fees
       pursuant to rule 24e-2 (if applicable):                  +

(v) Net aggregate price of securities sold and issued
      during the fiscal year in reliance on rule 24f-2 { line
      (i), plus line (ii), less line (iii), plus line (iv)}       2,105,737,850
                                                                  -------------
(vi) Multiplier prescribed by Section 6(b) of the Securities
       Act of 1933 or other applicable law or regulation:       x      0.000345

(vii) Fee due {line (i) or line (v) multiplied by line (vi)}:       $726,479.56
                                                                    -----------


     13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                [      ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                                           SIGNATURES


     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


        By (Signature and Title)
                                 Thomas G. Rose
                                 --------------
                                 Thomas G. Rose
                                   Treasurer
        Date  FEBRUARY 15, 1996